Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.5%
1,347,636	Invesco Senior Loan ETF	$30,443,097	2.9
387,944	iShares 1-3 Year Treasury Bond ETF	32,905,410	3.2
703,670	Schwab U.S. TIPS ETF	39,940,309	3.9
165,255	Vanguard Real Estate ETF	15,410,029	1.5

	Total Exchange-Traded Funds
	(Cost $116,081,880)	118,698,845	11.5

MUTUAL FUNDS: 88.1%
	Affiliated Investment Companies: 88.1%
3,313,352	Voya Emerging Markets Index Portfolio - Class P2	36,711,944	3.5
14,854,814	Voya International Index Portfolio - Class P2	147,359,754	14.2
2,023,480	Voya Russell Mid Cap Index Portfolio - Class P2	26,021,959	2.5
1,585,378	Voya Russell Small Cap Index Portfolio - Class P2	20,831,864	2.0
27,622,841	Voya U.S. Bond Index Portfolio - Class P2	303,022,567	29.3
23,912,459	Voya U.S. Stock Index Portfolio - Class P2	378,534,220	36.6

	Total Mutual Funds
	(Cost $887,986,381)	912,482,308	88.1

	Total Investments in Securities (Cost $1,004,068,261)	$1,031,181,153	99.6
	Assets in Excess of Other Liabilities	4,499,746	0.4
	Net Assets	$1,035,680,899	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$118,698,845	$–	$–	$118,698,845
Mutual Funds	912,482,308	–	–	912,482,308
Total Investments, at fair value	$1,031,181,153	$–	$–	$1,031,181,153
Other Financial Instruments+
Futures	495,414	–	–	495,414
Total Assets	$1,031,676,567	$–	$–	$1,031,676,567
Liabilities Table
Other Financial Instruments+
Futures	$(680,509)	$–	$–	$(680,509)
Total Liabilities	$(680,509)	$–	$–	$(680,509)

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$42,142,033	$10,128,959	$(15,931,739)	$372,691	$36,711,944	$778,684	$1,923,018	$-
Voya International Index Portfolio - Class P2	118,158,788	28,282,001	(11,088,990)	12,007,955	147,359,754	4,099,022	(225,252)	-
Voya Russell Mid Cap Index Portfolio - Class P2	29,673,653	8,368,916	(13,732,469)	1,711,859	26,021,959	360,319	(465,127)	4,060,959
Voya Russell Small Cap Index Portfolio - Class P2	16,926,455	6,368,417	(2,518,074)	55,066	20,831,864	208,976	167,091	2,014,760
Voya U.S. Bond Index Portfolio - Class P2	259,396,057	76,831,535	(52,056,929)	18,851,904	303,022,567	5,690,618	(592,212)	-
Voya U.S. Stock Index Portfolio - Class P2	266,800,205	124,374,933	(42,279,307)	29,638,389	378,534,220	999,532	6,387,810	20,133,436
	$733,097,191	$254,354,761	$(137,607,508)	$62,637,864	$912,482,308	$12,137,152	$7,195,328	$26,209,155

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	133	12/20/19	$10,141,250	$(298,866)
S&P 500® E-Mini	208	12/20/19	30,976,400	(305,115)
U.S. Treasury Ultra Long Bond	56	12/19/19	10,746,750	269,356
			$51,864,400	$(334,625)
Short Contracts:
Mini MSCI EAFE Index	(332)	12/20/19	(31,513,440)	33,360
Mini MSCI Emerging Markets Index	(208)	12/20/19	(10,419,760)	192,698
U.S. Treasury 10-Year Note	(80)	12/19/19	(10,425,000)	(76,528)
			$(52,358,200)	$149,530

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,013,041,603.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,282,598
Gross Unrealized Depreciation	(16,328,143)
Net Unrealized Appreciation	$17,954,455